Convertible Notes Payable (Tables)	12 Months Ended
Dec. 31, 2021
Convertible Notes Payable
Convertible Notes Payable
Payee	No.	Effective Date	Due Date	From Effective	Following Maturity	Conversion Rate	Issuing Purpose	1/1/2021	Addition	Payment	12/31/2021	Accrued Interest
Convertible notes payable:
Stephen Chen	#1.16	1/30/2016	Payable on demand	0.75%	NA	$ 0.17	working capital	114,026			114,026	5,839
Stephen Chen	#2.16	3/18/2016	Payable on demand	0.65%	NA	$ 0.19	working capital	262,500			262,500	9,878
Stephen Chen	#3.19	912019	9/1/2020	1.85%	10%	$ 0.25	salary	39,620		(39,620)	0	0
Stephen Chen	#4.19	1212019	12/31/2020	1.61%	10%	$ 0.25	working capital	14,879		(14,879)	0	0
Stephen Chen	#6.20	112020	1/1/2021	1.85%	10%	$ 0.25	salary	216,600		(216,600)	0	0
Stephen Chen	#7.20	112020	1/2/2021	1.60%	10%	$ 0.25	working capital	23,366		(23,366)	0	0
Stephen Chen	#10.21	112021	4/1/2021	1.85%	1.85%	$ 0.25	salary		59,025	(59,025)	0	0
Stephen Chen	#11.21	412021	5/1/2021	1.85%	10%	$ 0.25	salary		10,000	(10,000)	0	0
								670,991	69,025	(363,490)	376,526	15,717
Ainos KY	#12.21	4/27/2021	10/27/2021	1.85%	NA	$ 0.20	working capital		15,000		15,000	189
Ainos KY	#13.21	5/5/2021	11/5/2021	1.85%	NA	$ 0.20	working capital		20,000		20,000	243
Ainos KY	#14.21	5/25/2021	11/25/2021	1.85%	NA	$ 0.20	working capital		30,000		30,000	335
Ainos KY	#15.21	5/28/2021	11/28/2021	1.85%	NA	$ 0.20	working capital		35,000		35,000	385
Ainos KY	#16.21	6/9/2021	12/9/2021	1.85%	NA	$ 0.20	working capital		300,000		300,000	3,117
Ainos KY	#17.21	6/21/2021	12/21/2021	1.85%	NA	$ 0.20	working capital		107,000		107,000	1,047
Ainos KY	#18.21	7/2/2021	1/2/2022	1.85%	NA	$ 0.20	working capital		54,000		54,000	498
Ainos KY	#19.21	912021	3/1/2022	1.85%	NA	$ 0.20	working capital		120,000		120,000	742
Ainos KY	#20.21	9/28/2021	3/28/2022	1.85%	NA	$ 0.20	working capital		300,000		300,000	1,429
Ainos KY	#21.21	11102021	5102022	1.85%	NA	$ 0.20	working capital		50,000		50,000	129
Ainos KY	#22.21	11252021	11/25/2022	1.85%	NA	$ 0.20	working capital		450,000		450,000	798
Ainos KY	#23.21	11/29/2021	5/29/2022	1.85%	NA	$ 0.20	working capital		300,000		300,000	471
Ainos KY	#24.21	12292021	6/29/2022	1.85%	NA	$ 0.20	working capital		1,219,000		1,219,000	124
								0	3,000,000	0	3,000,000	9,507
				Total convertible notes payable- related parties				670,991	3,069,025	(363,490)	3,376,526	25,224
i2 China	#5.19	9/1/2019	9/1/2020	1.85%	10%	$ 0.25	consulting fee	16,000		(16,000)	0	0
i2 China	#8a.20	1/1/2020	1/1/2021	1.85%	10%	$ 0.25	consulting fee	48,000		(48,000)	0	0
i2 China	#11.21	112020	4/1/2021	1.85%	10%	$ 0.25	consulting fee		37,000	(37,000)	0	0
				Total convertible notes payable- non-related party				64,000	37,000	(101,000)	0	0
				Total Convertible notes payable				734,991	3,106,025	(464,490)	3,376,526	25,224
Notes payable:
Stephen Chen	#9.21	1/1/2021	4/14/2021	0.13%	10%	NA	working capital	134,010	145,395	(150,000)	129,405	312
				Notes payable-related party				134,010	145,395	(150,000)	129,405	312
i2 China	#8b.20	1/1/2020	1/1/2021	1.85%	10%	NA	consulting fee	84,000			84,000	3,137
				Notes payable- non-related party				84,000	0	0	84,000	3,137
				Total notes payable				218,010	145,395	(150,000)	213,405	3,449
				Total convertible and non-convertible				953,001	3,251,420	(614,490)	3,589,931	28,673